RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Acquisition Fees and Expenses (Details) - Maximum - Advisors	Aug. 20, 2019
Acquisition Fee
Related Party Transaction [Line Items]
Acquisition and advisory fee (up to)	2.00%
Acquisition fees and expenses
Related Party Transaction [Line Items]
Acquisition fees and expenses, reimbursement (up to)	6.00%